LEASES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Increase in right-of-use asset	$ 977,220		$ 977,220
Initial lease liability	15,000
Lease payments	14,181
Operating lease amortization expense	132,847	$ 97,436	131,558	$ 97,020
Payment for operating lease liabilities	$ 120,403	$ 96,954	131,153	$ 97,033
Increase in lease liability			$ 977,220